Commitments, Contigencies and Concentrations of Credit Risk - Additional Information (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Commitments and Contingencies [Line Items]
Letters of credit outstanding, amount	$ 574,000	$ 387,000
Line of credit facility, amount outstanding	$ 63,583,000	$ 59,035,000